Schedule of Assumptions Used to Calculate Fair Value of Stock Options (Details) - 2021 Grants [Member]	9 Months Ended
Sep. 30, 2021 $ / shares
Minimum [Member]
Option value	$ 0.054
Risk-free interest rates	0.90%
Dividend yield
Expected Volatility	173.99%
Expected life (in years)	5 years
Maximum [Member]
Option value	$ 0.056
Risk-free interest rates	1.37%
Dividend yield
Expected Volatility	176.04%
Expected life (in years)	7 years